Note 12 - Trade Receivables, Other Receivables, and Prepayments - Trade Receivables, Prepayments and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Trade receivables		$ 77,059	$ 61,985
Allowance for expected credit losses		(7,677)	(4,062)
Trade receivables net of loss allowance		69,382	57,923
Value added tax		5,781	1,472
Unsettled trades (1)	[1]	0	12,993
Receivable due from Kunlun (Note 17) (2)	[2]	1,300	0
Other (3)	[3]	678	2,783
Total other current receivables		7,760	17,247
Prepaid corporate income taxes		649	421
Other prepaid expenses		4,010	3,511
Total prepayments		4,660	3,932
Third party receivables [member]
Statement Line Items [Line Items]
Trade receivables		76,468	60,037
Other related parties [member]
Statement Line Items [Line Items]
Trade receivables		$ 591	$ 1,947

[1]	Receivables from unsettled trades represented the amount due from brokers from the sale of listed equity securities under the former investment program described in Note 16.
[2]	Represents amount due from Kunlun for the recharge of certain corporate expenses.
[3]	In 2022, crypto assets with an aggregate carrying amount of $1.5 million were presented as part of other current receivables. In 2023, crypto assets are presented as other intangible assets, as specified in Note 10.